                                    Form 13F

                            UNITED STATES SECURITIES

                             AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2002
           Check here if Amendment [_]: Amendment Number:_____________

                        This Amendment (Check only one.):

                                                [_] is a restatement.
                                                [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Neil Druker
Address:          One International Place
                  29th Floor
                  Boston, Massachusetts 02110

     Form 13F File Number: 28-06049
                           -------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:         Neil Druker
Title:                     Institutional Manager
Phone:                     (617) 856-8932

Signature, Place, and Date of Signing:

/s/  Neil Druker
--------------------------------------------------------------------------------
(Signature)

Boston, Massachusetts
--------------------------------------------------------------------------------
(City, State)

April 3, 2002
--------------------------------------------------------------------------------
(Date)


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  $121,063 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. One

Form 13F File Number 28-06051
                     ----------------------------------------------------------
Name:    Peter Homans

                                    FORM 13F

-----------------------------------------------------------

           Item 1:                Item 2:       Item 3:
Name of Issuer                 Title of Class CUSIP number
-----------------------------------------------------------
ALTERA CORP                         COM        021441100
APPLIED MICRO CIRCUITS CORP         COM        03822W109
AT&T CORP                           COM        001957109
BIOGEN                              COM        090597105
BMC SOFTWARE INC                    COM        055921100
BROADCOM CORP                       CL A       111320107
BROCADE COMMUNICATIONS SYS INC      COM        111621108
CHECK POINT SOFTWARE TECH LTD       ORD        M22465104
CIRRUS LOGIC INC                    COM        172755100
CYMER INC                           COM        232572107
ESS TECHNOLOGY INC                  COM        269151106
F5 NETWORKS INC                     COM        315616102
FOREST LABS INC                     COM        345838106
GENESIS MICROCHIP INC               COM        371933102
GUIDANT CORP                        COM        401698105
HOT TOPIC INC                       COM        441339108
IMCLONE SYS INC                     COM        45245W109
IMPATH INC                          COM        45255G101
INTEL CORP                          COM        458140100
INTERSIL HLDG CORP                  CL A       46069S109
ISS GROUP INC                       COM        450306105
JUNIPER NETWORKS                    COM        48203R104
MAXIM INTEGRATED PRODUCTS INC       COM        57772K101
MICRON TECHNOLOGY INC               COM        595112103
NETWORK APPLIANCE INC               COM        64120L104
NOVELLUS SYSTEMS INC                COM        670008101
PMC-SIERRA INC                      COM        69344F106
SCIENTIFIC ATLANTA INC              COM        808655104
SIEBEL SYS INC                      COM        826170102
VERISIGN INC                        COM        92343P107
XILINX INC.                         COM        983919101
xM SATELLITE RADIO HOLDINGS         CL A       983759101



                               Name of Reporting Manager       --------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                      Item 6:
           Item 1:                  Item 4:                    Item 5:      -------------------------------------------
Name of Issuer                 Fair Market Value Shares of Principal Amount (a) Sole (b) Shared As Defined In Instr. V
-----------------------------------------------------------------------------------------------------------------------
ALTERA CORP                                1,094                     50,000
APPLIED MICRO CIRCUITS CORP                2,000                    250,000
AT&T CORP                                 11,775                    750,000
BIOGEN                                     3,680                     75,000
BMC SOFTWARE INC                           2,918                    150,000
BROADCOM CORP                              1,436                     40,000
BROCADE COMMUNICATIONS SYS INC             2,025                     75,000
CHECK POINT SOFTWARE TECH LTD              1,824                     60,000
CIRRUS LOGIC INC                           1,415                     75,000
CYMER INC                                  4,469                     90,000
ESS TECHNOLOGY INC                         2,634                    127,000
F5 NETWORKS INC                            2,440                    105,000
FOREST LABS INC                            6,128                     75,000
GENESIS MICROCHIP INC                      2,080                     80,000
GUIDANT CORP                               1,083                     25,000
HOT TOPIC INC                                627                     30,000
IMCLONE SYS INC                            2,463                    100,000
IMPATH INC                                 2,462                     60,000
INTEL CORP                                 3,649                    120,000
INTERSIL HLDG CORP                         8,505                    300,000
ISS GROUP INC                              2,856                    125,000
JUNIPER NETWORKS                           3,471                    275,000
MAXIM INTEGRATED PRODUCTS INC              8,357                    150,000
MICRON TECHNOLOGY INC                      5,758                    175,000
NETWORK APPLIANCE INC                      2,038                    100,000
NOVELLUS SYSTEMS INC                       6,768                    125,000
PMC-SIERRA INC                             3,256                    200,000
SCIENTIFIC ATLANTA INC                     9,240                    400,000
SIEBEL SYS INC                             3,261                    100,000
VERISIGN INC                               2,700                    100,000
XILINX INC.                                8,171                    205,000
xM SATELLITE RADIO HOLDINGS                  482                     35,000

                                         121,063



                               -
--------------------------------------------------------------------------------------------
                                                    Item 7:               Item 8:
           Item 1:             ----------------- -------------------------------------------
Name of Issuer                  (c) Shared-Other Other Managers (a) Sole (b) Shared (c) None
--------------------------------------------------------------------------------------------
ALTERA CORP                            X              one                    50,000
APPLIED MICRO CIRCUITS CORP            X              one                   250,000
AT&T CORP                              X              one                   750,000
BIOGEN                                 X              one                    75,000
BMC SOFTWARE INC                       X              one                   150,000
BROADCOM CORP                          X              one                    40,000
BROCADE COMMUNICATIONS SYS INC         X              one                    75,000
CHECK POINT SOFTWARE TECH LTD          X              one                    60,000
CIRRUS LOGIC INC                       X              one                    75,000
CYMER INC                              X              one                    90,000
ESS TECHNOLOGY INC                     X              one                   127,000
F5 NETWORKS INC                        X              one                   105,000
FOREST LABS INC                        X              one                    75,000
GENESIS MICROCHIP INC                  X              one                    80,000
GUIDANT CORP                           X              one                    25,000
HOT TOPIC INC                          X              one                    30,000
IMCLONE SYS INC                        X              one                   100,000
IMPATH INC                             X              one                    60,000
INTEL CORP                             X              one                   120,000
INTERSIL HLDG CORP                     X              one                   300,000
ISS GROUP INC                          X              one                   125,000
JUNIPER NETWORKS                       X              one                   275,000
MAXIM INTEGRATED PRODUCTS INC          X              one                   150,000
MICRON TECHNOLOGY INC                  X              one                   175,000
NETWORK APPLIANCE INC                  X              one                   100,000
NOVELLUS SYSTEMS INC                   X              one                   125,000
PMC-SIERRA INC                         X              one                   200,000
SCIENTIFIC ATLANTA INC                 X              one                   400,000
SIEBEL SYS INC                         X              one                   100,000
VERISIGN INC                           X              one                   100,000
XILINX INC.                            X              one                   205,000
xM SATELLITE RADIO HOLDINGS            X              one                    35,000